UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22378

DoubleLine Funds Trust
_______________________________________________
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
_______________________________________________
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
_______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 633-8200

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

No series of the DoubleLine Funds Trust owned any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

The following are the series of the DoubleLine Funds:

DoubleLine Total Return Bond Fund
DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Fixed Income Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title) */s/Joseph W. Sullivan
               Joseph W. Sullivan, Chief Financial Officer

Date August 19, 2010

* Print the name and title of each signing officer under his or her signature.